Financial instruments related to commodity contracts - Fair value hierarchy (Details) - Financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	$ (542)	$ (698)	$ 193
Effective horizon of assessment of the fair value of the portfolio of contracts over an effective horizon based on valuation methods	12 months	2 years
Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	$ 210	$ 121	239
Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	1,882	(618)	(45)
Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(2,634)	(201)
Crude oil, petroleum products and freight rates activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(282)	(283)	(223)	$ 130
Crude oil, petroleum products and freight rates activities | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(182)	(303)	(49)
Crude oil, petroleum products and freight rates activities | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(172)	20	(173)
Crude oil, petroleum products and freight rates activities | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	72
Integrated Gas, Renewables & Power activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(260)	(415)	416	$ 218
Integrated Gas, Renewables & Power activities | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	392	424	288
Integrated Gas, Renewables & Power activities | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	2,054	(638)	$ 128
Integrated Gas, Renewables & Power activities | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	$ (2,706)	$ (201)